Forward Purchase Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Apr. 01, 2024	Dec. 31, 2023
Disclosure Of Forward Purchase Agreement [Line Items]
Prepayment for forward purchase agreement					$ 10,986	$ 0
Number of consecutive trading days for determining the share price					30 days
Forward purchase agreement derivative liability			$ 13,163		$ 13,163			$ 0
Loss on issuance of forward purchase agreement derivative liability			0	$ 0	(4,935)	0
Change in fair value of forward purchase agreement derivative liability			(8,228)	$ 0	(8,228)	$ 0
Subscription receivable from recycled shares			10,986		10,986
Loss on Issuance Of Forward Purchase Agreement Derivative Liability [Member]
Disclosure Of Forward Purchase Agreement [Line Items]
Loss on issuance of forward purchase agreement derivative liability					(4,935)
Forward Purchase Agreement Derivative Liability [Member]
Disclosure Of Forward Purchase Agreement [Line Items]
Forward purchase agreement derivative liability			13,163		13,163
Change in fair value of forward purchase agreement derivative liability			$ 8,228		$ 8,228
Partial Early Termination of Forward Purchase [Member]
Disclosure Of Forward Purchase Agreement [Line Items]
Derivative forward instrument share forfeited							250,000
Forward purchase agreement termination obligation							$ 2,500
OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member]
Disclosure Of Forward Purchase Agreement [Line Items]
Open market purchase of shares by an investee	1,000,000	1,000,000			1,500,000
Stock issued during the period shares new issues	500,000	500,000
Prepayment per share on recycled shares		$ 10.99
Prepayment per share		$ 10.99
Prepayment for forward purchase agreement		$ 10,986
Reset price per share		$ 10	$ 10		$ 10
Number of days after which reset is made		180 days
Reset price threshold one		$ 4.5
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Volume weighted average price per share on trading day		$ 1
Payment of out of pocket costs		$ 64
Payment for recycled shares		54
Quarterly fee payable		$ 5
Settlement amount per share		$ 2
Settlement adjustment per share		$ 2.25
Derivatives term		2 years
Number of business days within which the cash shall be settled		10 days
OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member] | Business Combination Agreement [Member] | SPAC Common Stock [Member] | Sponsor [Member]
Disclosure Of Forward Purchase Agreement [Line Items]
Number of trading days for determining the share price		30 days